Cost of sales	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Cost of sales	Cost of sales

Year ended December 31,	2023	2022
Salaries, wages and benefits	$292,226	$241,113
Repair parts and consumable supplies	198,730	131,460
Subcontractor services	100,572	91,666
Equipment and component sales	46,084	41,302
Third-party equipment rentals	18,727	22,964
Fuel	8,410	12,963
Other	6,935	7,255
	$671,684	$548,723